Financial Instruments, Liquidity Risk (Details) - Liquidity Risk [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Remaining contractual maturities [Abstract]
Non-derivatives	$ 16,918	$ 131,529
Trade and Other Payables [Member]
Remaining contractual maturities [Abstract]
Weighted average contractual interest rate	0.00%	0.00%
Non-derivatives	$ 13,541	$ 18,813
Mining Hardware Finance [Member]
Remaining contractual maturities [Abstract]
Weighted average contractual interest rate		11.35%
Non-derivatives		$ 109,409
Lease Liabilities [Member]
Remaining contractual maturities [Abstract]
Weighted average contractual interest rate	0.00%	0.00%
Non-derivatives	$ 3,377	$ 3,307
1 Year or Less [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	13,876	81,008
1 Year or Less [Member] | Trade and Other Payables [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	13,541	18,813
1 Year or Less [Member] | Mining Hardware Finance [Member]
Remaining contractual maturities [Abstract]
Non-derivatives		61,988
1 Year or Less [Member] | Lease Liabilities [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	335	207
Between 1 and 2 Years [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	326	47,643
Between 1 and 2 Years [Member] | Trade and Other Payables [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	0	0
Between 1 and 2 Years [Member] | Mining Hardware Finance [Member]
Remaining contractual maturities [Abstract]
Non-derivatives		47,421
Between 1 and 2 Years [Member] | Lease Liabilities [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	326	222
Between 2 and 5 Years [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	446	443
Between 2 and 5 Years [Member] | Trade and Other Payables [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	0	0
Between 2 and 5 Years [Member] | Mining Hardware Finance [Member]
Remaining contractual maturities [Abstract]
Non-derivatives		0
Between 2 and 5 Years [Member] | Lease Liabilities [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	446	443
Over 5 Years [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	2,270	2,435
Over 5 Years [Member] | Trade and Other Payables [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	0	0
Over 5 Years [Member] | Mining Hardware Finance [Member]
Remaining contractual maturities [Abstract]
Non-derivatives		0
Over 5 Years [Member] | Lease Liabilities [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	$ 2,270	$ 2,435